Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (2,632,093)		$ (5,093,928)
Net loss	(2,632,093)		(5,093,928)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain on investments held in Trust Account	(6,408)		(59,325)
Change in fair value of derivative warrant liabilities	2,076,920		3,135,550
Changes in operating assets and liabilities:
Prepaid expenses			274,379
Accounts payable			89,189
Accrued expenses			735,182
Due to related party			323,103
Net cash used in operating activities				$ (595,850)
Cash Flows from Investing Activities:
Cash received from Trust Account			73,910
Net cash provided by investing activities			73,910
Cash flows from financing activities:
Net (decrease) increase in cash, cash equivalents, and restricted cash			(521,940)
Cash - beginning of the period			622,985
Cash - end of the period	101,045	$ 622,985	101,045		$ 622,985
Supplemental disclosures of non-cash financing and investing activities:
Change in value of Class A ordinary shares subject to possible redemption			(5,093,930)
Hippo Enterprises Inc And Subsidiaries [Member]
Cash Flows from Operating Activities:
Net loss	(84,500,000)		(279,800,000)	(48,700,000)	(141,500,000)	$ (83,100,000)
Net loss	(83,700,000)		(278,700,000)	(48,700,000)	(141,400,000)	(83,100,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization of property and equipment, intangible assets and capitalized internal use software			5,000,000.0	3,000,000.0	6,700,000	2,900,000
Share–based compensation expense			5,300,000	1,800,000	17,200,000	21,600,000
Change in fair value of preferred stock warrant liabilities			114,600,000	4,100,000	16,200,000	2,000,000.0
Change in fair value of contingent consideration liability			1,300,000		3,400,000	1,900,000
Change in fair value of derivative liability on notes			46,500,000		6,200,000
Amortization of debt discount			17,100,000
Non-cash service expense			7,000,000.0
Other			5,400,000	300,000	1,300,000	(800,000)
Changes in operating assets and liabilities:
Accounts receivable, net			(17,000,000.0)	(3,800,000)	(14,700,000)	(1,600,000)
Reinsurance recoverable on paid and unpaid losses and LAE			(108,700,000)		(17,700,000)
Deferred policy acquisition costs			1,900,000	(1,800,000)	(900,000)
Ceding commissions receivable			(12,900,000)		(3,400,000)
Prepaid reinsurance premiums			(65,900,000)	(1,200,000)	2,500,000
Other assets			(12,500,000)	(3,700,000)	(6,900,000)	(1,700,000)
Provision for commission slide and cancellations			(15,200,000)	3,200,000	15,300,000	11,200,000
Fiduciary liabilities			10,800,000	8,700,000	6,900,000	7,400,000
Accrued expenses and other liabilities			19,600,000	2,000,000.0	4,000,000.0	11,100,000
Loss and loss adjustment expense reserves			90,100,000	1,900,000	11,800,000
Unearned premiums			66,200,000	9,900,000	18,100,000
Reinsurance premiums payable			50,900,000	1,400,000	10,000,000.0
Net cash used in operating activities			(69,200,000)	(22,900,000)	(65,400,000)	(29,100,000)
Cash Flows from Investing Activities:
Capitalized internal use software costs			(5,500,000)	(4,300,000)	(9,000,000.0)	(5,700,000)
Purchase of intangible assets			(3,300,000)			(3,700,000)
Purchases of property and equipment				(200,000)	(400,000)	(900,000)
Purchases of investments			(7,100,000)		(16,700,000)	(121,200,000)
Maturities of investments			2,000,000.0	42,600,000	76,800,000	59,800,000
Sales of investments			3,700,000	26,700,000	30,700,000
Cash paid for acquisition, net of cash acquired					(83,700,000)	(600,000)
Net cash provided by investing activities			(10,200,000)	64,800,000	(2,300,000)	(72,300,000)
Cash flows from financing activities:
Proceeds from preferred stock, net of issuance costs				4,900,000
Proceeds from exercise of options			2,600,000	500,000	2,400,000	1,000,000.0
Payments of contingent consideration			(1,300,000)	(2,400,000)	(3,900,000)	(2,600,000)
Payments for reverse recapitalization and transaction costs			(4,100,000)
Proceeds from promissory notes, net of issuance costs					365,000,000.0
Net cash (used in) provided by financing activities			(2,800,000)	3,000,000.0	518,100,000	101,400,000
Net (decrease) increase in cash, cash equivalents, and restricted cash			(82,200,000)	44,900,000	450,400,000	0.0
Cash, cash equivalents, and restricted cash at the beginning of the year			492,400,000	42,100,000	42,100,000	42,000,000.0
Cash, cash equivalents, and restricted cash at the end of the year	410,200,000	492,400,000	410,200,000	87,000,000.0	492,400,000	42,100,000
Cash - beginning of the period			452,300,000	23,300,000	23,300,000
Cash - end of the period	364,100,000	452,300,000	364,100,000		452,300,000	23,300,000
Supplemental disclosures of non-cash financing and investing activities:
Acquisition related contingent consideration						14,900,000
Convertible promissory notes issued for asset acquisition			7,000,000.0		12,500,000
Share-based compensation expense capitalized for internal use software					(500,000)	(300,000)
Purchases of software, accrued but unpaid			1,100,000		(400,000)
Hippo Enterprises Inc And Subsidiaries [Member] | As Previously Reported
Cash Flows from Operating Activities:
Net loss	$ (83,700,000)				(141,400,000)	(83,000,000.0)
Cash flows from financing activities:
Cash, cash equivalents, and restricted cash at the beginning of the year				$ 42,000,000.0	42,000,000.0
Cash, cash equivalents, and restricted cash at the end of the year						42,000,000.0
Hippo Enterprises Inc And Subsidiaries [Member] | Series C Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from preferred stock, net of issuance costs						8,000,000.0
Hippo Enterprises Inc And Subsidiaries [Member] | Series D Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from preferred stock, net of issuance costs					4,900,000	$ 95,000,000.0
Hippo Enterprises Inc And Subsidiaries [Member] | Series E Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from preferred stock, net of issuance costs					149,700,000
Reinvent Technology Partners Z [Member]
Cash Flows from Operating Activities:
Net loss		(1,472,213)
Net loss		(1,472,213)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Unrealized gain on investments held in Trust Account		(18,693)
Change in fair value of derivative warrant liabilities		866,050
Financing costs — derivative warrant liabilities		374,490
Changes in operating assets and liabilities:
Prepaid expenses		(1,074,689)
Accrued expenses		54,684
Due to related party		11,560
Net cash used in operating activities		(1,233,811)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(230,000,000)
Net cash provided by investing activities		(230,000,000)
Cash flows from financing activities:
Repayment of note payable to related party		(60,093)
Proceeds received from initial public offering, gross		230,000,000
Proceeds received from private placement		6,600,000
Offering costs paid		(4,683,111)
Net cash (used in) provided by financing activities		231,856,796
Net (decrease) increase in cash, cash equivalents, and restricted cash		622,985
Cash, cash equivalents, and restricted cash at the beginning of the year		0	622,985
Cash, cash equivalents, and restricted cash at the end of the year		622,985			622,985
Cash - beginning of the period			$ 622,985
Cash - end of the period		622,985			$ 622,985
Supplemental disclosures of non-cash financing and investing activities:
Offering costs included in accrued expenses		85,000
Offering costs paid through note payable — related party		60,093
Deferred legal fees		200,000
Deferred underwriting commissions in connection with the initial public offering		8,050,000
Initial value of common stock subject to possible redemption		205,911,610
Change in value of common stock subject to possible redemption		(1,064,120)
Reinvent Technology Partners Z [Member] | As Previously Reported
Cash Flows from Operating Activities:
Net loss		(231,673)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain on investments held in Trust Account		(18,693)
Changes in operating assets and liabilities:
Net cash used in operating activities		(1,233,811)
Cash Flows from Investing Activities:
Net cash provided by investing activities		(230,000,000)
Cash flows from financing activities:
Net cash (used in) provided by financing activities		$ 231,856,796